Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Information [Abstract]
Information by Segment

Reportable segment information is shown in the following tables. We have segregated the following segment information between Partnership and non-Partnership activities:

	Year Ended December 31, 2015
	Gathering and Processing	Logistics and Marketing	Other	Corporate and Eliminations	TRC Non- Partnership	Total
Revenues
Sales of commodities	$1,485.4	$3,895.8	$84.2	$—	$—	$5,465.4
Fees from midstream services	427.1	766.1	—	—	—	1,193.2

	1,912.5	4,661.9	84.2	—	—	6,658.6
Intersegment revenues
Sales of commodities	1,126.3	208.9	—	(1,335.2)	—	—
Fees from midstream services	8.7	17.8	—	(26.5)	—	—

	1,135.0	226.7	—	(1,361.7)	—	—

Revenues	$3,047.5	$4,888.6	$84.2	$(1,361.7)	$—	$6,658.6

Operating margin	$515.1	$681.6	$84.2	$0.1	$—	$1,281.0

Other financial information:
Total assets	$10,391.9	$2,567.1	$127.1	$40.6	$84.3	$13,211.0

Goodwill (1)	$417.0	$—	$—	$—	$—	$417.0

Capital expenditures	$496.3	$272.0	$—	$8.9	$—	$777.2

Business acquisition	$5,024.2	$—	$—	$—	$—	$5,024.2

(1) Total assets include goodwill. Goodwill has been attributed to the Partnership’s Gathering and Processing segment.

	Year Ended December 31, 2014
	Gathering and Processing	Logistics and Marketing	Other	Corporate and Eliminations	TRC Non- Partnership	Total
Revenues
Sales of commodities	$552.4	$7,050.8	$(8.0)	$—	$—	$7,595.2
Fees from midstream services	224.7	796.6	—	—	—	1,021.3

	777.1	7,847.4	(8.0)	—	—	8,616.5
Intersegment revenues
Sales of commodities	2,068.8	339.3	—	(2,408.1)	—	—
Fees from midstream services	5.2	28.5	—	(33.7)	—	—

	2,074.0	367.8	—	(2,441.8)	—	—

Revenues	$2,851.1	$8,215.2	$(8.0)	$(2,441.8)	$—	$8,616.5

Operating margin	$449.9	$694.8	$(8.0)	$(0.2)	$—	$1,136.5

Other financial information:
Total assets	$3,776.2	$2,476.1	$60.2	$34.8	$76.2	$6,423.5

Capital expenditures	$437.1	$304.6	$—	$6.1	$—	$747.8

	Year Ended December 31, 2013
	Gathering and Processing	Logistics and Marketing	Other	Corporate and Eliminations	TRC Non- Partnership	Total
Revenues
Sales of commodities	$493.8	$5,212.9	$21.4	$0.1	$(0.2)	5,728.0
Fees from midstream services	147.5	439.3	—	(0.1)	—	$586.7

	641.3	5,652.2	21.4	—	(0.2)	6,314.7
Intersegment revenues
Sales of commodities	1,861.1	371.6	—	(2,232.7)	—	—
Fees from midstream services	4.4	29.3	—	(33.7)	—	—

	1,865.5	400.9	—	(2,266.4)	—	—

Revenues	$2,506.8	$6,053.1	$21.4	$(2,266.4)	$(0.2)	$6,314.7

Operating margin	$355.9	$424.2	$21.4	$—	$(0.3)	$801.2

Other financial information:
Total assets (1)	$3,584.5	$2,315.5	$5.1	$40.2	$77.2	$6,022.5

Capital expenditures	$578.4	$451.0	$—	$5.1	$—	$1,034.5

Revenues by Product and Service

The following table shows our consolidated revenues by product and service for the periods presented:

	2015	2014	2013
Sales of commodities
Natural gas	$1,594.5	$1,414.1	$1,225.0
NGL	3,558.7	5,960.1	4,224.0
Condensate	142.4	134.3	121.8
Petroleum products	101.6	96.3	136.0
Derivative activities	68.2	(9.6)	21.2

	5,465.4	7,595.2	5,728.0
Fees from midstream services
Fractionating and treating	209.0	208.9	133.9
Storage, terminaling, transportation and export	506.2	548.1	280.3
Gathering and processing	393.7	196.9	114.1
Other	84.3	67.4	58.4

	1,193.2	1,021.3	586.7

Total revenues	$6,658.6	$8,616.5	$6,314.7

Reconciliation of Operating Margin to Net Income (Loss)

The following table shows a reconciliation of operating margin to net income (loss) for the periods presented:

	2015	2014	2013
Reconciliation of operating margin to net income (loss):
Operating margin	$1,281.0	$1,136.5	$801.2
Depreciation and amortization expense	(677.1)	(351.0)	(271.9)
General and administrative expense	(161.7)	(148.0)	(151.5)
Provisional goodwill impairment	(290.0)	—	—
Interest expense, net	(231.9)	(147.1)	(134.1)
Other, net	(32.1)	0.6	5.8
Income tax expense	(39.6)	(68.0)	(48.2)

Net income (loss)	$(151.4)	$423.0	$201.3